UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21238

PIMCO Corporate & Income Opportunity Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2012

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

August 31, 2012 (unaudited)

Principal
Amount
(000s)		Value*
CORPORATE BONDS & NOTES—54.4%
Airlines—2.7%
$2,574	American Airlines Pass Through Trust, 10.375%, 1/2/21	$2,779,392
	Continental Airlines Pass Through Trust,
840	6.545%, 8/2/20	912,100
2,410	6.703%, 12/15/22	2,626,637
698	7.373%, 6/15/17	714,665
7,510	7.707%, 10/2/22	8,336,071
1,406	9.798%, 10/1/22	1,511,865
15,790	Northwest Airlines, Inc., 7.15%, 4/1/21 (MBIA) (i)	16,223,759
	United Air Lines Pass Through Trust,
2,534	7.336%, 1/2/21 (a)(b)(d)(j)
	(acquisition cost-$2,533,737; purchased 6/19/07)	2,483,062
4,368	10.40%, 5/1/18	5,034,420
		40,621,971
Banking—8.6%
4,800	AgFirst Farm Credit Bank, 7.30%, 10/1/12 (a)(b)(d)(f)(j)
	(acquisition cost-$3,808,000; purchased 2/26/10-3/2/10)	4,797,941
	Barclays Bank PLC,
14,480	10.179%, 6/12/21 (a)(b)(d)(i)(j)
	(acquisition cost-$14,516,200; purchased 6/10/09)	18,198,102
£24,300	14.00%, 6/15/19 (f)	46,586,492
€2,800	BPCE S.A., 9.25%, 4/22/15 (f)	3,272,669
$22,050	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
	11.00%, 6/30/19 (a)(b)(d)(f)(i)(j)
	(acquisition cost-$22,609,206; purchased 5/29/09-6/4/09)	28,712,077
4,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	3,951,560
2,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (f)	2,700,000
	Regions Financial Corp.,
3,600	7.375%, 12/10/37	3,762,000
6,600	7.75%, 11/10/14	7,327,320
£1,100	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (f)	1,692,840
£3,000	Santander Issuances S.A. Unipersonal,
	7.30%, 7/27/19, (converts to FRN on 9/27/14)	4,372,942
$3,500	State Street Capital Trust III, 5.458%, 10/1/12 (f)	3,521,910
		128,895,853
Building & Construction—0.4%
2,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	2,010,000
3,300	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	3,757,205
		5,767,205
Financial Services—24.7%
	Ally Financial, Inc.,
20	5.70%, 10/15/13	19,767
344	5.70%, 12/15/13	338,826
502	5.90%, 12/15/13	503,747
259	5.90%, 1/15/19	253,830
638	6.00%, 11/15/13	643,227
130	6.00%, 2/15/19	126,398
4,534	6.00%, 3/15/19	4,435,413
364	6.00%, 4/15/19	352,091

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$796	6.00%, 9/15/19	$784,418
56	6.05%, 8/15/19	55,234
10	6.10%, 9/15/19	9,777
520	6.15%, 9/15/13	519,120
60	6.15%, 11/15/13	59,864
226	6.15%, 12/15/13	224,519
62	6.15%, 8/15/19	59,864
13	6.15%, 10/15/19	12,794
330	6.20%, 11/15/13	329,713
445	6.20%, 3/15/16	440,118
695	6.20%, 4/15/19	686,215
395	6.25%, 10/15/13	395,890
356	6.25%, 11/15/13	357,656
1,141	6.25%, 2/15/16	1,135,836
997	6.25%, 12/15/18	961,610
985	6.25%, 4/15/19	975,707
1,066	6.25%, 5/15/19	1,043,969
605	6.30%, 10/15/13	605,037
237	6.30%, 11/15/13	235,255
379	6.30%, 3/15/16	374,453
1,140	6.35%, 4/15/16	1,131,903
327	6.35%, 10/15/16	321,062
1,260	6.35%, 4/15/19	1,248,400
66	6.35%, 7/15/19	64,019
240	6.40%, 3/15/16	238,543
108	6.40%, 12/15/18	105,493
225	6.50%, 11/15/13	223,849
329	6.50%, 2/15/16	322,926
764	6.50%, 9/15/16	750,131
1,060	6.50%, 6/15/18	1,044,708
10	6.50%, 11/15/18	9,872
50	6.50%, 12/15/18	49,613
135	6.50%, 2/15/20	130,133
139	6.55%, 10/15/16	136,141
381	6.60%, 5/15/18	376,431
116	6.60%, 6/15/19	115,284
1,060	6.65%, 6/15/18	1,058,618
274	6.65%, 2/15/20	270,659
30	6.70%, 5/15/14	29,717
105	6.70%, 6/15/14	104,689
55	6.70%, 8/15/16	54,350
272	6.70%, 6/15/18	267,523
32	6.70%, 6/15/19	31,943
292	6.75%, 7/15/16	290,362
161	6.75%, 8/15/16	160,514
50	6.75%, 11/15/16	49,225
45	6.75%, 6/15/17	43,901
185	6.75%, 3/15/18	183,586
60	6.75%, 7/15/18	59,879
5	6.75%, 9/15/18	4,872
73	6.75%, 10/15/18	71,591
686	6.75%, 5/15/19	684,609
130	6.75%, 6/15/19	128,694

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$20	6.80%, 10/15/18	$19,850
740	6.85%, 4/15/16	735,090
109	6.90%, 6/15/17	108,986
80	6.90%, 8/15/18	78,961
87	6.95%, 6/15/17	85,252
75	7.00%, 7/15/16	74,478
19	7.00%, 1/15/17	18,824
120	7.00%, 6/15/17	119,453
573	7.00%, 2/15/18	566,349
749	7.00%, 3/15/18	746,373
1,286	7.00%, 5/15/18	1,282,434
96	7.00%, 8/15/18	94,736
635	7.00%, 2/15/21	621,335
1,743	7.00%, 9/15/21	1,738,830
411	7.00%, 6/15/22	409,091
417	7.00%, 11/15/23	409,719
2,181	7.00%, 11/15/24	2,156,631
408	7.05%, 3/15/18	403,733
832	7.05%, 4/15/18	818,781
2,784	7.125%, 10/15/17	2,760,987
15	7.15%, 9/15/18	14,884
2,858	7.20%, 10/15/17	2,839,426
45	7.25%, 6/15/16	44,448
9,609	7.25%, 9/15/17	9,535,930
597	7.25%, 4/15/18	594,684
215	7.25%, 9/15/18	212,416
601	7.25%, 2/15/25	601,174
161	7.25%, 3/15/25	160,502
85	7.30%, 12/15/17	84,839
3,001	7.30%, 1/15/18	2,992,046
4,840	7.375%, 11/15/16	4,839,839
427	7.375%, 4/15/18	423,639
188	7.50%, 6/15/16	187,312
3,455	7.50%, 8/15/17	3,455,176
1,852	7.50%, 11/15/17	1,841,266
1,009	7.50%, 12/15/17	1,000,145
429	7.50%, 3/15/25	427,395
826	7.55%, 5/15/16	825,613
658	7.75%, 10/15/17	654,842
889	8.00%, 10/15/17	889,117
291	8.00%, 11/15/17	290,058
705	8.125%, 11/15/17	700,599
5	8.20%, 3/15/17	5,005
50	8.50%, 8/15/15	49,414
43	9.00%, 7/15/15	43,003
50	9.00%, 7/15/20	49,996
	BNP Paribas S.A. (f),
7,000	7.195%, 6/25/37 (a)(d)	6,422,500
€2,500	7.781%, 7/2/18	2,932,246
$3,400	Capital One Bank USA N.A., 8.80%, 7/15/19	4,422,907
2,000	Capital One Capital V, 10.25%, 8/15/39	2,070,000

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$6,300	Capital One Capital VI, 8.875%, 5/15/40	$6,485,415
	Citigroup, Inc.,
€300	4.75%, 2/10/19, (converts to FRN on 2/10/14)	336,776
€3,000	6.393%, 3/6/23	3,818,149
€4,000	Credit Agricole S.A., 7.875%, 10/26/19 (f)	4,314,254
£1,100	General Electric Capital Corp.,
	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(d)	1,703,669
$10,000	Glen Meadow Pass Through Trust,
	6.505%, 2/12/67, (converts to FRN on 2/15/17) (a)(d)	8,087,500
6,000	Goldman Sachs Group, Inc., 6.45%, 5/1/36 (i)	6,115,968
2,000	International Lease Finance Corp., 8.625%, 9/15/15	2,250,000
12,700	JPMorgan Chase & Co., 7.90%, 4/30/18 (f)	14,257,045
	LBG Capital No.1 PLC,
€1,500	7.375%, 3/12/20	1,645,768
£6,300	7.588%, 5/12/20	8,778,038
£900	7.867%, 12/17/19	1,265,438
£5,439	7.869%, 8/25/20	7,673,372
$5,300	7.875%, 11/1/20 (a)(b)(d)(j)
	(acquisition cost-$4,728,000; purchased 2/2/10-4/16/10)	5,236,811
12,600	8.00%, 6/15/20 (a)(b)(d)(f)(j)
	(acquisition cost-$10,420,500; purchased 2/2/10-3/23/10)	11,434,500
16,040	8.50%, 12/17/21 (a)(b)(d)(f)(j)
	(acquisition cost-$7,328,094; purchased 11/14/08-11/18/08)	14,476,100
£5,000	11.04%, 3/19/20	8,131,782
	LBG Capital No.2 PLC,
€900	8.875%, 2/7/20	1,086,286
£400	9.125%, 7/15/20	589,537
£2,470	9.334%, 2/7/20	3,753,346
£400	12.75%, 8/10/20	656,799
£650	14.50%, 1/30/22	1,191,047
£2,000	15.00%, 12/21/19	3,979,167
€7,800	15.00%, 12/21/19	12,194,873
$6,900	National City Preferred Capital Trust I, 12.00%, 12/10/12 (f)(i)	7,070,120
10,500	NSG Holdings LLC, 7.75%, 12/15/25 (a)(b)(d)(j)
	(acquisition cost-$9,450,000; purchased 7/8/10)	10,762,500
1,000	PNC Financial Services Group, Inc., 6.75%, 8/1/21 (f)	1,104,793
	Royal Bank of Scotland Group PLC (f),
3,000	7.64%, 9/29/17	2,400,000
3,350	7.648%, 9/30/31	3,182,500
	SLM Corp.,
5,000	5.625%, 8/1/33	4,525,000
12,200	8.00%, 3/25/20	13,877,500
17,600	8.45%, 6/15/18	20,416,000
	Societe Generale S.A. (f),
€12,000	7.756%, 5/22/13	12,946,686
€5,850	9.375%, 9/4/19	7,192,572
	Springleaf Finance Corp.,
$4,300	5.40%, 12/1/15	3,741,000
8,500	6.50%, 9/15/17	7,012,500
12,500	6.90%, 12/15/17	10,343,750
12,900	UBS AG, 7.625%, 8/17/22	13,030,561
1,800	USB Capital IX, 3.50%, 10/1/12 (f)(i)	1,536,210
7,000	Wachovia Capital Trust III, 5.57%, 10/1/12 (f)(i)	6,938,750

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$25,000	Wells Fargo & Co., 7.98%, 3/15/18 (f)	$28,406,250
		371,512,234
Hotels/Gaming—0.8%
	MGM Resorts International,
1,300	10.375%, 5/15/14	1,482,000
1,950	11.125%, 11/15/17	2,179,125
7,359	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)	7,859,606
		11,520,731
Insurance—13.4%
33,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)	35,805,000
	American International Group, Inc.,
6,500	6.25%, 3/15/87, (converts to FRN on 3/15/37)	6,565,000
£15,522	6.765%, 11/15/17 (a)(d)	28,007,191
MXN 130,000	7.98%, 6/15/17	9,627,801
€21,200	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	29,297,150
$6,100	8.175%, 5/15/68, (converts to FRN on 5/15/38)	7,312,375
£18,450	8.625%, 5/22/68, (converts to FRN on 5/22/18)	32,575,229
£23,150	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	40,873,526
$6,100	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(b)(d)(f)(i)(j)
	(acquisition cost-$6,100,000; purchased 3/8/11)	6,806,514
3,200	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)	3,969,744
		200,839,530
Oil & Gas—1.0%
14,160	Anadarko Petroleum Corp., 7.00%, 11/15/27	15,645,200

Telecommunications—1.4%
3,300	CenturyLink, Inc., 6.00%, 4/1/17	3,622,407
15,730	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	17,619,123
		21,241,530
Utilities—1.4%
5,000	AES Red Oak LLC, 9.20%, 11/30/29	5,437,500
10,105	Ameren Energy Generating Co., 7.95%, 6/1/32	9,043,975
1,223	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(d)(j)
	(acquisition cost-$1,057,504; purchased 12/27/02)	1,258,609
4,200	Dynegy Roseton LLC/Danskammer Pass Through Trust, Ser. B,
	7.67%, 11/8/16 (b)(e)	2,688,000
2,100	PPL Capital Funding, Inc., 6.70%,
	3/30/67, (converts to FRN on 3/30/17)	2,157,227
		20,585,311
	Total Corporate Bonds & Notes (cost—$730,519,224)	816,629,565

MORTGAGE-BACKED SECURITIES—18.7%
1,859	American Home Mortgage Assets LLC, 0.466%, 9/25/46, CMO (g)	224,178
594	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	447,071
14,011	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	11,683,173
	BCAP LLC Trust, CMO (a)(d)(g),
3,720	5.189%, 7/26/37	218,990
4,779	5.529%, 3/26/37	590,886
4,129	11.011%, 6/26/36	751,482
	Bear Stearns Alt-A Trust, CMO (g),
1,291	2.844%, 11/25/36	751,685

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
$3,850	2.894%, 9/25/35	$2,564,042
	Chase Mortgage Finance Corp., CMO,
60	2.734%, 12/25/35 (g)	53,305
5,777	6.00%, 2/25/37	5,385,938
5,194	6.00%, 7/25/37	4,573,188
6,696	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	6,981,960
	Countrywide Alternative Loan Trust, CMO,
74	5.25%, 5/25/21	69,266
1,559	5.50%, 3/25/35	1,278,874
14,450	5.50%, 9/25/35	12,775,920
479	5.50%, 3/25/36	314,224
2,026	6.00%, 2/25/35	1,811,458
5,015	6.00%, 8/25/37	3,351,087
2,068	6.50%, 8/25/36	1,324,127
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
4,475	5.50%, 10/25/35	4,467,336
1,373	5.75%, 12/25/35	1,262,569
4,934	5.75%, 3/25/37	4,239,439
3,860	5.75%, 6/25/37	3,503,255
2,298	6.00%, 4/25/36	1,973,008
502	6.00%, 5/25/36	418,119
3,188	6.00%, 2/25/37	2,784,576
8,373	6.00%, 3/25/37	7,320,168
886	6.00%, 4/25/37	764,863
	Credit Suisse Mortgage Capital Certificates, CMO,
2,942	6.00%, 2/25/37	2,437,960
6,868	6.00%, 6/25/37	5,882,542
6,612	First Horizon Alternative Mortgage Securities, 6.00%, 8/25/36, CMO	5,420,635
	GSR Mortgage Loan Trust, CMO,
8,428	2.884%, 3/25/37 (g)	5,798,483
1,199	5.50%, 5/25/36	1,030,416
28,526	6.00%, 2/25/36	26,951,977
4,800	JPMorgan Alternative Loan Trust, 6.31%, 8/25/36, CMO,	3,364,298
	JPMorgan Mortgage Trust, CMO,
7,681	5.00%, 3/25/37	6,385,857
241	5.233%, 10/25/35 (g)	241,401
3,781	5.382%, 1/25/37 (g)	3,186,904
3,343	5.453%, 6/25/36 (g)	2,921,712
1,451	6.00%, 8/25/37	1,295,397
1,085	Lehman Mortgage Trust, 6.00%, 7/25/37, CMO	892,364
23,804	New Century Alternative Mortgage Loan Trust, 6.31%, 7/25/36, CMO	16,417,977
	RBSSP Resecuritization Trust, CMO (a)(d)(g),
3,609	0.456%, 10/27/36	313,938
8,000	0.476%, 8/27/37	856,462
	Residential Accredit Loans, Inc., CMO (g),
393	0.416%, 6/25/46	155,644
2,550	0.466%, 5/25/37	559,587
	Residential Asset Securitization Trust, CMO,
1,004	5.75%, 2/25/36	776,469
1,864	6.00%, 9/25/36	1,032,631
6,378	6.00%, 3/25/37	4,801,837
8,777	6.00%, 5/25/37	7,597,703
8,837	6.25%, 9/25/37	5,903,771

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
	Residential Funding Mortgage Securities I, Inc., CMO,
$9,152	6.00%, 1/25/37	$7,880,456
5,245	6.25%, 8/25/36	4,624,324
13,112	Structured Adjustable Rate Mortgage Loan Trust, 5.406%, 5/25/36, CMO (g)	10,282,090
361	Structured Asset Mortgage Investments, Inc., 0.356%, 8/25/36, CMO (g)	215,562
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO (g),
2,662	5.486%, 4/25/37	2,170,510
2,172	5.81%, 2/25/37	1,675,221
	WaMu Mortgage Pass Through Certificates, CMO (g),
1,180	2.327%, 12/25/36	879,048
5,342	2.49%, 6/25/37	3,598,407
2,075	2.604%, 7/25/37	1,419,165
1,337	2.657%, 9/25/36	977,511
3,837	5.253%, 2/25/37	3,444,569
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO (g),
1,691	0.907%, 4/25/47	128,475
2,649	0.988%, 5/25/47	467,604
7,353	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	6.00%, 3/25/36, CMO	5,985,452
4,310	Wells Fargo Alternative Loan Trust, 6.00%, 7/25/37, CMO	3,819,245
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
6,969	2.612%, 10/25/36 (g)	5,747,509
13,460	2.613%, 7/25/36 (g)	11,237,640
2,546	2.619%, 7/25/36 (g)	2,063,362
2,530	2.65%, 4/25/36 (g)	2,229,815
1,098	2.666%, 4/25/36 (g)	955,604
3,059	6.00%, 7/25/37	3,116,920
21,868	6.00%, 8/25/37	21,796,753
	Total Mortgage-Backed Securities (cost—$262,422,571)	280,825,394

MUNICIPAL BONDS—8.5%
California—4.8%
	Alameda Corridor Transportation Auth. Rev., Ser. B (AMBAC),
1,500	zero coupon, 10/1/31	354,465
1,500	zero coupon, 10/1/32	322,350
1,500	zero coupon, 10/1/33	293,175
3,000	Fresno Cnty. Rev., zero coupon, 8/15/25, Ser. A (FGIC-NPFGC)	1,484,640
3,000	Inglewood Rev., zero coupon, 9/1/35, Ser. B (AMBAC)	622,500
3,400	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40	3,790,150
6,480	Los Angeles Community Redev. Agcy.,
	Tax Allocation, 6.02%, 9/1/21, Ser. L (NPFGC)	6,539,098
3,425	Riverside Cnty. Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	3,613,032
21,545	San Diego Redev. Agcy., Tax Allocation, 7.75%, 9/1/40, Ser. A	22,940,039
4,365	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	2,001,876
2,500	State, GO, 7.95%, 3/1/36	2,999,025
28,500	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	26,924,805
		71,885,155
Colorado—0.2%
2,000	Denver Public Schools, CP,
	7.017%, 12/15/37, Ser. B	2,701,760

District of Columbia—1.2%
15,000	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	18,457,800

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Louisiana—0.1%
$700	New Orleans, Public Improvements, GO, 8.80%, 12/1/39, Ser. A	$798,154

New Jersey—1.0%
	Economic Dev. Auth. Rev., Ser. B (AGM),
3,000	zero coupon, 2/15/22	2,015,010
22,540	zero coupon, 2/15/24	13,276,511
		15,291,521
Pennsylvania—0.2%
	Philadelphia Auth. for Industrial Dev. Rev., Ser. B (AMBAC),
3,000	zero coupon, 4/15/24	1,411,740
3,800	zero coupon, 4/15/26	1,655,508
		3,067,248
Texas—1.0%
7,700	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	9,476,005
6,075	State Public Finance Auth. Rev.,
	Charter School Finance Corp., 8.125%, 2/15/27	6,243,824
		15,719,829
	Total Municipal Bonds (cost—$117,821,327)	127,921,467

Shares
PREFERRED STOCK—6.2%
Banking—1.9%
298,700	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(f)(j)
	(acquisition cost-$16,727,200; purchased 8/23/10-2/1/11)	15,233,700
12,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (f)	13,983,750
		29,217,450
Financial Services—3.9%
7,000	Ally Financial, Inc., 7.00%, 10/1/12 (a)(d)(f)	6,374,594
570,000	Citigroup Capital XIII, 7.875%, 10/30/15 (k)	15,720,600
1,114,000	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (k)	27,649,480
100	Union Planters Preferred Funding Corp., 7.75%, 7/15/23 (a)(b)(d)(f)(j)
	(acquisition cost-$8,762,500; purchased 12/15/10)	9,553,125
		59,297,799
Real Estate Investment Trust—0.4%
4,800	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(b)(d)(f)(j)
	(acquisition cost-$4,992,000; purchased 6/6/12)	5,369,357
	Total Preferred Stock (cost—$91,106,450)	93,884,606

CONVERTIBLE PREFERRED STOCK—3.7%
Financial Services—1.2%
14,850	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	17,760,600

Utilities—2.5%
	PPL Corp.,
201,000	8.75%, 5/1/14	11,052,990
495,000	9.50%, 7/1/13	27,051,750
		38,104,740
	Total Convertible Preferred Stock (cost—$46,201,148)	55,865,340

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
ASSET-BACKED SECURITIES—1.9%
	Greenpoint Manufactured Housing (g),
$8,300	8.30%, 10/15/26	$9,218,752
6,707	8.45%, 6/20/31	6,435,642
	GSAA Trust,
2,379	5.80%, 3/25/37	1,355,538
4,195	6.295%, 6/25/36	2,545,516
5,738	Indymac Residential Asset-Backed Trust, 0.396%, 7/25/37 (g)	3,110,317
3,433	Mid-State Trust, 6.34%, 10/15/36	3,442,747
2,572	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47 (g)	1,808,291
	Total Asset-Backed Securities (cost—$25,832,620)	27,916,803

SOVEREIGN DEBT OBLIGATIONS—1.9%
Brazil—1.9%
	Brazil Notas do Tesouro Nacional, Ser. F,
BRL 2,452	10.00%, 1/1/14	1,240,173
BRL 51,919	10.00%, 1/1/17	26,546,803
BRL 204	10.00%, 1/1/21	103,726
	Total Sovereign Debt Obligations (cost—$27,131,816)	27,890,702

SENIOR LOANS (a)(c)—1.3%
Financial Services—1.3%
$20,000	Springleaf Finance Corp., 5.50%, 5/10/17 (cost—$19,921,132)	19,350,000

SHORT-TERM INVESTMENTS—3.4%
Corporate Notes—1.8%
Financial Services—1.8%
	Ally Financial, Inc.,
250	5.70%, 6/15/13	248,835
189	5.85%, 6/15/13	187,856
35	6.00%, 7/15/13	34,793
122	6.10%, 5/15/13	121,478
357	6.25%, 3/15/13	359,472
78	6.25%, 7/15/13	77,839
258	6.35%, 5/15/13	258,521
54	6.375%, 8/1/13	53,866
639	6.50%, 5/15/13	639,021
40	6.50%, 8/15/13	39,909
672	6.75%, 9/15/12	671,831
403	6.80%, 2/15/13	407,240
135	6.875%, 10/15/12	134,993
420	6.875%, 4/15/13	419,818
3,244	7.00%, 9/15/12	3,237,570
614	7.00%, 10/15/12	614,005
1,970	7.00%, 11/15/12	1,971,923
693	7.00%, 12/15/12	697,201
285	7.00%, 8/15/13 (g)	284,828
2,900	7.10%, 9/15/12	2,900,014
3,495	7.10%, 1/15/13	3,503,783
385	7.125%, 12/15/12	385,007
387	7.25%, 12/15/12	387,488

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$456	7.50%, 10/15/12	$456,030
118	7.75%, 10/15/12	118,038
532	7.875%, 11/15/12	532,460
€7,248	Springleaf Finance Corp., 3.25%, 1/16/13	8,888,621
	Total Corporate Notes (cost—$28,297,116)	27,632,440
U.S. Treasury Obligations (h)(l)—0.5%
	U.S. Treasury Bills,
$7,360	0.096%-0.181%, 9/6/12-8/22/13 (cost—$7,353,290)	7,354,029

Repurchase Agreements—1.1%
9,700	Barclays Capital, Inc., dated 8/31/12, 0.22%, due 9/4/12, proceeds $9,700,237; collateralized by Ginnie Mae, 4.50%, due 3/20/41, valued at $9,994,702 including accrued interest	9,700,000
5,500	Citigroup Global Markets, Inc., dated 8/31/12, 0.23%, due 9/4/12, proceeds $5,500,141; collateralized by Fannie Mae, 0.79%, due 4/24/15, valued at $5,615,941 including accrued interest	5,500,000
635	State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $635,001; collateralized by U.S. Treasury Notes, 1.75%, due 3/31/14, valued at $649,497 including accrued interest	635,000
	Total Repurchase Agreements (cost—$15,835,000)	15,835,000
	Total Short-Term Investments (cost—$51,485,406)	50,821,469

	Total Investments (cost—$1,372,441,694) (m)—100.0%	$1,501,105,346

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (“Board”) has adopted methods for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Pacific Investment Management Company LLC ( the “Sub-Adviser”), an affiliate of the Investment Manager. The Valuation Committee has been established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made as a result of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61” day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $330,766,196, representing 22.0% of total investments.

(b)         Illiquid.

(c)          These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on August 31, 2012.

(d)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          In default.

(f)            Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(g)         Variable or Floating Rate Security—Security with an interest rate that changes periodically.  The interest rate disclosed reflects the rate in effect on August 31, 2012.

(h)         All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)             All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)             Restricted. The aggregate acquisition cost of such securities is $113,032,941.  The aggregate market value is $134,322,398, representing 8.9% of total investments.

(k)          Dividend rate is fixed until the first call date and variable thereafter.

(l)             Rates reflect the effective yields at purchase date.

(m)       At August 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $1,372,476,853. Gross unrealized appreciation was $147,176,570; gross unrealized depreciation was $18,548,077; and net unrealized appreciation was $128,628,493. The difference between book and tax cost basis was attributable to wash sales loss deferrals.

Glossary:

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

BRL—Brazilian Real

£—British Pound

CMO—Collateralized Mortgage Obligation

CP—Certificates of Participation

€—Euro

FGIC—insured by Financial Guaranty Insurance Co.

FRN—Floating Rate Note

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MXN—Mexican Peso

NPFGC—insured by National Public Finance Guarantee Corp.

Other Investments:

(a) OTC Credit default swap agreements outstanding at August 31, 2012:

Sell protection swap agreements (1):

						Upfront	Unrealized
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Paid(Received)	(Depreciation)
Bank of America:
Berkshire Hathaway	$25,000	1.16%	3/20/17	1.00%	$(117,990)	$(632,928)	$514,938
Brazilian Government International Bond	1,000	0.95%	12/20/15	1.00%	3,858	(7,664)	11,522
Brazilian Government International Bond	50,000	1.65%	6/20/21	1.00%	(2,446,968)	(2,039,882)	(407,086)
SLM	375	1.61%	12/20/13	5.00%	20,444	(52,500)	72,944
Barclays Bank:
Brazilian Government International Bond	39,600	0.95%	12/20/15	1.00%	152,782	(293,737)	446,519
Republic of Indonesia	30,000	1.10%	12/20/15	1.00%	(30,493)	(581,570)	551,077
SLM	6,000	1.61%	12/20/13	5.00%	327,110	(750,000)	1,077,110
BNP Paribas:
Royal Bank of Scotland	3,500	1.36%	6/20/13	1.50%	15,011	—	15,011
Royal Bank of Scotland	3,500	0.59%	6/20/13	2.65%	77,792	—	77,792
Citigroup:
China Government Bond	50,000	0.69%	6/20/16	1.00%	680,044	672,877	7,167
Mexico Government International Bond	20,000	0.75%	12/20/15	1.00%	203,644	(19,820)	223,464
Credit Suisse First Boston:
Republic of Indonesia	12,000	1.10%	12/20/15	1.00%	(12,197)	(249,756)	237,559
Republic of South Africa	8,000	1.06%	12/20/15	1.00%	2,070	(74,433)	76,503
Deutsche Bank:
Brazilian Government International Bond	50,000	1.00%	3/20/16	1.00%	109,766	(448,936)	558,702
General Electric	10,000	1.09%	12/20/15	1.00%	(8,032)	(421,878)	413,846
General Electric	32,000	1.20%	9/20/16	1.00%	(181,027)	(2,238,018)	2,056,991
General Electric	18,000	1.20%	9/20/16	5.00%	2,887,398	2,016,678	870,720
Mexico Government International Bond	50,000	1.44%	6/20/21	1.00%	(1,649,023)	(1,409,137)	(239,886)
SLM	10,000	0.85%	3/20/13	5.00%	335,581	254,558	81,023
SLM	3,000	1.61%	12/20/13	5.00%	163,555	(390,000)	553,555
HSBC Bank:
Brazilian Government International Bond	50,000	1.00%	3/20/16	1.00%	109,766	(448,936)	558,702
Credit Agricole	€10,000	4.79%	6/20/16	3.00%	(697,702)	319,177	(1,016,879)
Mexico Government International Bond	$8,000	0.75%	12/20/15	1.00%	81,458	(102,364)	183,822
Russian Government International Bond	25,000	1.25%	3/20/16	1.00%	(168,922)	(515,162)	346,240
JPMorgan Chase:
Berkshire Hathaway	35,000	0.94%	12/20/15	1.00%	138,711	(1,081,114)	1,219,825
Merrill Lynch & Co.	10,000	2.12%	9/20/16	1.00%	(410,269)	(1,447,258)	1,036,989
Republic of Indonesia	25,000	1.29%	6/20/16	1.00%	(220,111)	(459,878)	239,767
Republic of South Africa	25,000	1.06%	12/20/15	1.00%	6,471	(244,762)	251,233
Morgan Stanley:
Merrill Lynch & Co.	5,000	2.12%	9/20/16	1.00%	(205,135)	(741,654)	536,519
Russian Government International Bond	25,000	1.25%	3/20/16	1.00%	(168,922)	(526,697)	357,775
Royal Bank of Scotland:
France Government Bond	40,000	0.82%	12/20/15	0.25%	(721,672)	(1,042,352)	320,680
UBS:
MetLife	15,000	1.83%	12/20/15	1.00%	(366,877)	(904,108)	537,231
Republic of South Korea	58,000	0.61%	12/20/15	1.00%	872,292	687,227	185,065
					$(1,217,587)	$(13,174,027)	$11,956,440

€   Euro

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at August 31, 2012 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b)  Forward foreign currency contracts outstanding at August 31, 2012:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	August 31, 2012	(Depreciation)
Purchased:
3,883,220 Brazilian Real settling 10/2/12	HSBC Bank	$1,900,000	$1,904,398	$4,398
2,245,925 Brazilian Real settling 10/2/12	UBS	1,100,000	1,101,440	1,440
125,000 British Pound settling 9/4/12	Barclays Bank	193,654	198,481	4,827
33,242,000 British Pound settling 9/4/12	Credit Suisse First Boston	52,522,360	52,783,344	260,984
73,928,000 British Pound settling 9/4/12	Deutsche Bank	116,673,170	117,386,651	713,481
264,000 British Pound settling 9/4/12	HSBC Bank	419,107	419,193	86
16,416,307 Chinese Yuan Renminbi settling 2/1/13	UBS	2,618,857	2,560,034	(58,823)
12,531,000 Euro settling 9/4/12	Barclays Bank	15,692,571	15,761,491	68,920
13,779,000 Euro settling 9/4/12	Citigroup	17,288,511	17,331,225	42,714
585,000 Euro settling 10/15/12	Citigroup	719,065	736,128	17,063
549,000 Euro settling 10/2/12	Deutsche Bank	686,895	690,720	3,825
13,778,000 Euro settling 9/4/12	JPMorgan Chase	17,310,679	17,329,967	19,288
21,256,000 Mexican Peso settling 12/3/12	Goldman Sachs	1,600,000	1,596,497	(3,503)
17,911,499 Mexican Peso settling 12/3/12	UBS	1,350,188	1,345,298	(4,890)
Sold:
679,602 Brazilian Real settling 10/2/12	Morgan Stanley	330,000	333,289	(3,289)
57,181,190 Brazilian Real settling 10/2/12	UBS	28,169,804	28,042,641	127,163
52,107,000 British Pound settling 9/4/12	Barclays Bank	81,737,281	82,738,154	(1,000,873)
33,242,000 British Pound settling 10/2/12	Credit Suisse First Boston	52,518,770	52,777,959	(259,189)
73,928,000 British Pound settling 10/2/12	Deutsche Bank	116,665,777	117,374,675	(708,898)
28,175,000 British Pound settling 9/4/12	JPMorgan Chase	44,113,569	44,737,703	(624,134)
27,277,000 British Pound settling 9/4/12	UBS	42,972,459	43,311,813	(339,354)
16,416,307 Chinese Yuan Renminbi settling 2/1/13	JPMorgan Chase	2,617,813	2,560,034	57,779
12,531,000 Euro settling 10/2/12	Barclays Bank	15,697,521	15,765,776	(68,255)
40,088,000 Euro settling 9/4/12	Citigroup	48,665,629	50,422,683	(1,757,054)
13,779,000 Euro settling 10/2/12	Citigroup	17,293,871	17,335,937	(42,066)
4,270,000 Euro settling 10/15/12	HSBC Bank	5,239,630	5,373,103	(133,473)
13,778,000 Euro settling 10/2/12	JPMorgan Chase	17,316,094	17,334,680	(18,586)
22,789,000 Euro settling 10/15/12	Royal Bank of Scotland	27,973,498	28,676,264	(702,766)
127,246,445 Mexican Peso settling 12/3/12	HSBC Bank	9,302,661	9,557,234	(254,573)
				$(4,657,758)

At August 31, 2012, the Fund held $2,920,000, in cash as collateral for derivatives. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(C) Open reverse repurchase agreements at August 31, 2012:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Deutsche Bank	0.75%	8/9/12	11/8/12	$11,861,681	$11,856,000
Royal Bank of Canada	0.818%	6/7/12	9/7/12	8,684,938	8,668,000
UBS	0.50%	8/7/12	11/6/12	5,823,021	5,821,000
	0.52%	8/7/12	11/6/12	3,366,215	3,365,000
	0.54%	8/7/12	11/6/12	3,692,384	3,691,000
	0.55%	8/6/12	11/5/12	4,442,764	4,441,000
	0.57%	8/7/12	11/6/12	1,727,684	1,727,000
	0.58%	8/7/12	11/6/12	6,885,772	6,883,000
					$46,452,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended August 31, 2012 was $202,326,067 at a weighted average interest rate of 0.78%. The total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at August 31, 2012 was $49,649,089.

At August 31, 2012, the Fund held $2,609,789, in principal value of U.S. Treasury Obligations and $750,000 in Corporate Bonds as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. Centrally cleared swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at August 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Other Investments for more detailed information on Investments in Securities and Other Financial Instruments):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	8/31/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$16,223,759	$24,398,212	$40,621,971
Utilities	—	17,897,311	2,688,000	20,585,311
All Other	—	755,422,283	—	755,422,283
Mortgage-Backed Securities	—	280,073,912	751,482	280,825,394
Municipal Bonds	—	127,921,467	—	127,921,467
Preferred Stock:
Financial Services	$43,370,080	15,927,719	—	59,297,799
All Other	—	34,586,807	—	34,586,807
Convertible Preferred Stock	55,865,340	—	—	55,865,340
Asset-Backed Securities	—	27,916,803	—	27,916,803
Sovereign Debt Obligations	—	27,890,702	—	27,890,702
Senior Loans	—	19,350,000	—	19,350,000
Short-Term Investments	—	50,821,469	—	50,821,469
Total Investments in Securities - Assets	$99,235,420	$1,374,032,232	$27,837,694	$1,501,105,346

Other Financial Instruments* - Assets
Credit Contracts	—	$13,620,291	—	$13,620,291
Foreign Exchange Contracts	—	1,321,968	—	1,321,968
Total Other Financial Instruments* - Assets	—	$14,942,259	—	$14,942,259

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(1,663,851)	—	$(1,663,851)
Foreign Exchange Contracts	—	(5,979,726)	—	(5,979,726)
Total Other Financial Instruments* - Liabilities	—	$(7,643,577)	—	$(7,643,577)
Total Investments	$99,235,420	$1,381,330,914	$27,837,694	$1,508,404,028

At August 31, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended August 31, 2012, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	11/30/11	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3	Level 3**	8/31/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$23,633,504	—	$(799,837)	$92,295	$(735)	$1,472,985	—	—	$24,398,212
Transportation	1,279,120	—	(1,268,025)	(540)	(8,375)	(2,180)	—	—	—
Utilities	2,541,000	—	—	—	—	147,000	—	—	2,688,000
Mortgage-Backed Securities	980,373	—	(1,195,839)	251,509	1,011,830	294,495	—	$(590,886)	751,482
Asset-Backed Securities	9,383,135	—	—	20,803	—	(185,186)	—	(9,218,752)	—
Total Investments	$37,817,132	—	$(3,263,701)	$364,067	$1,002,720	$1,727,114	—	$(9,809,638)	$27,837,694

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at August 31, 2012:

	Ending	Valuation
Investments in Securities—	Balance at	Technique	Unobservable
Assets	8/31/12	Used	Inputs	Input Values
Corporate Bonds & Notes	$27,086,212	Third-Party pricing vendor	Single broker quote	$64.00-$115.25
Mortgage-Backed Securities	751,482	Third-Party pricing vendor	Single broker quote	$18.20
Total Investments	$27,837,694

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**Transferred out of Level 3 into Level 2 because evaluated price from a third-party pricing vendor was available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at August 31, 2012 was $1,789,399.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate & Income Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 22, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 22, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 22, 2012